Other Revenues and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Revenues and Other Expenses
Other revenues and expenses-net for each of the years ended December 31, 2021, 2020 and 2019, was as follows:

a)	Other revenues

	2021		2020		2019
Other income for services	Ps.	4,126,750		Ps. 2,420,939		Ps. 1,994,572
Other income		3,028,394		3,551,636		3,418,551
Recognition of partial income (1)		2,756,680		—		—
Funds from FONADIN (2)		1,674,225		—		—
Insurance and deposits (3)		1,459,760		—		—
Bidding terms, sanctions, penalties and other		1,429,152		1,170,632		1,503,437
Claims recovery		1,147,424		1,515,295		2,687,258
Tax updates (4)		915,277		—		—
Account debugging (5)		523,365		—		—
Franchise fees		376,179		494,785		389,730
Revenues from reinsurance premiums		110,994		2,534,466		4,869,266
Gain on sale of fixed assets		52,266		50,215		77,633
Participation rights(6)		—		30,878		—

Total other revenues	Ps.	17,600,466	Ps.	11,768,846	Ps.	14,940,447

(1)	Recognition of partial income, amid deferred remediation agreement in favor of Petróleos Mexicano to be settled by November 2023.
(2)
On June 11, 2021, PEMEX was authorized by the Fondo Nacional de Infraestructura (“FONADIN”) for a non-recoverable contribution to continue with the “Exploitation of wastewater” development project at the Miguel Hidalgo refinery, for the payment of executed work and for the associated expenses including pending estimated payments, expenses and invenstments related to the executed work in the amount of Ps. 4,399,765. The total non-recoverable contribution from the FONADIN was Ps. 6,073,990, of which Ps. 1,674,225 was recognized in 2021 as other income. Pemex recognized the non-recoverable contribution as deferred income and it will be recognized over the useful life of the asset from the non-recoverable contribution; this useful life is estimated at 20 years. There are no conditions or contingencies linked to the non-recoverable conribution from FONADIN since the expenditure and capitalization has already been accrued.

(3)	This line item was included beginning in 2021 to better present other revenues. During 2020 and 2019, this line item amounted to Ps. 2,149 and Ps. 0, respectively.
(4)	This line item was included beginning in 2021 to better present other revenues. During 2020 and 2019, this line item amounted to Ps. 6,996 and Ps. 0, respectively.
(5)	This line item was included beginning in 2021 to better present other revenues. During 2020 and 2019, this line item amounted to Ps. 485,562 and Ps. 0, respectively.
(6)	Relates to rights participate of EECs, for which the operators of the EECs guarantee their participation in such contracts.

b)	Other expenses

	2021		2020		2019

Loss from derecognition of disposal of assets (1)	Ps.	(45,185,031)	Ps.	(351,010)	Ps.	(2,413,776)
Other expenses		(3,058,504)		(436,723)		(4,602,210)
Claims		(2,670,560)		(376,697)		(173,414)
Fines		(55,001)
Transportation and distribution of natural gas		—		(30,284)		(22,291)

Total other expenses	Ps.	(50,969,096)	Ps.	(1,194,714)	Ps.	(7,211,691)

(1)	For 2021, includes mainly fixed assets from Pemex Exploration and Production without future development plans.